                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05273

                             Van Kampen Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

PAR
AMOUNT
(000)         DESCRIPTION                                         COUPON            MATURITY                     VALUE
              DOMESTIC CORPORATE BONDS    42.6%
              AEROSPACE & DEFENSE    0.4%
 $        400 K & F Acquisition, Inc.                             7.750%            11/15/14                        $  407,000
                                                                                                         ----------------------

              AUTOMOTIVE    1.6%
          115 Arvin Meritor, Inc.                                 8.750             03/01/12                           113,850
          355 Ford Motor Co.                                      7.450             07/16/31                           265,362
          270 Ford Motor Credit Co.                               5.625             10/01/08                           247,052
          300 General Motors Acceptance Corp.                     4.375             12/10/07                           278,339
          150 General Motors Acceptance Corp.                     6.875             09/15/11                           139,966
          125 General Motors Corp.                                7.125             07/15/13                            93,750
          620 General Motors Corp.                                8.375             07/15/33                           457,250
                                                                                                         ----------------------
                                                                                                                     1,595,569
                                                                                                         ----------------------

              BUILDING MATERIALS    0.5%
          445 NMHG Holdings Co.                                  10.000             05/15/09                           467,250
                                                                                                         ----------------------

              CHEMICALS    2.4%
          100 Equistar Chemicals LP                              10.625             05/01/11                           108,750
          240 Huntsman ICI Chemicals LLC                         10.125             07/01/09                           247,200
          211 Innophos Investments (Floating
              Rate)                                              12.749             02/15/15                           213,606
          190 Innophos, Inc.                                      8.875             08/15/14                           198,550
          230 JohnsonDiversey, Inc.                               9.625             05/15/12                           237,187
           55 Koppers, Inc.                                       9.875             10/15/13                            60,500
          225 Lyondell Chemical Co.                              10.500             06/01/13                           250,312
          210 Nalco Co.                                           7.750             11/15/11                           213,675
          295 Nalco Co.                                           8.875             11/15/13                           308,275
          204 Rockwood Specialties Group, Inc.                   10.625             05/15/11                           224,910
           75 Rockwood Specialties Group, Inc.
              (EUR)                                               7.625             11/15/14                            94,297
          215 Westlake Chemicals Corp.                            6.625             01/15/16                           213,656
                                                                                                         ----------------------
                                                                                                                     2,370,918
                                                                                                         ----------------------

              CONSTRUCTION MACHINERY    0.7%
          425 Case New Holland, Inc., 144A -
              Private Placement (a)                               7.125             03/01/14                           421,812
           25 Manitowoc Co., Inc. (EUR)                          10.375             05/15/11                            32,265
          214 Manitowoc, Inc.                                    10.500             08/01/12                           238,075
                                                                                                         ----------------------
                                                                                                                       692,152
                                                                                                         ----------------------

              CONSUMER PRODUCTS    1.9%
          370 Iron Mountain, Inc.                                 8.625             04/01/13                           386,650
          545 Levi Strauss & Co. (Floating Rate)                  9.280             04/01/12                           566,800

          120 Oxford Industrials, Inc.                            8.875             06/01/11                           124,200
          250 Phillips Van-Heusen Corp.                           7.250             02/15/11                           256,250
           30 Spectrum Brands, Inc.                               7.375             02/01/15                            26,250
          260 Steinway Musical Instruments, 144A
              - Private Placement (a)                             7.000             03/01/14                           261,300
          194 Tempur-Pedic, Inc.                                 10.250             08/15/10                           208,792
                                                                                                         ----------------------
                                                                                                                     1,830,242
                                                                                                         ----------------------

              DIVERSIFIED MANUFACTURING    0.5%
          250 Hexcel Corp.                                        6.750             02/01/15                           248,750
          200 Propex Fabrics, Inc.                               10.000             12/01/12                           191,000
                                                                                                         ----------------------
                                                                                                                       439,750
                                                                                                         ----------------------

              ELECTRIC    2.3%
           41 AES Corp.                                           9.375             09/15/10                            44,895
           26 AES Corp.                                           8.875             02/15/11                            28,145
          160 AES Corp.                                           7.750             03/01/14                           168,800
          260 AES Corp., 144A - Private
              Placement (a)                                       9.000             05/15/15                           283,400
          300 CMS Energy Corp.                                    7.500             01/15/09                           310,125
          100 CMS Energy Corp.                                    6.300             02/01/12                            99,000
           75 IPALCO Enterprises, Inc.                            8.625             11/14/11                            82,312
          260 Monongahela Power Co.                               5.000             10/01/06                           259,290
          170 Nevada Power Co.                                    8.250             06/01/11                           187,489
          140 Nevada Power Co.                                    9.000             08/15/13                           154,892
          625 PSEG Energy Holdings                                8.625             02/15/08                           654,687
                                                                                                         ----------------------
                                                                                                                     2,273,035
                                                                                                         ----------------------

              ENVIRONMENTAL & FACILITIES
              SERVICES    0.7%
          310 Allied Waste North America, Inc.                    6.375             04/15/11                           304,963
          110 Allied Waste North America, Inc.                    6.500             11/15/10                           109,175
          115 Allied Waste North America, Inc.                    5.750             02/15/11                           110,112
          123 Allied Waste North America, Inc., Ser B             9.250             09/01/12                           133,301
                                                                                                         ----------------------
                                                                                                                       657,551
                                                                                                         ----------------------

              FOOD/BEVERAGE    1.8%
          195 Michael Foods, Inc.                                 8.000             11/15/13                           199,631
          580 Pilgrim's Pride Corp.                               9.625             09/15/11                           607,550
          330 Pilgrim's Pride Corp.                               9.250             11/15/13                           334,125
          150 Smithfield Foods, Inc.                              7.000             08/01/11                           150,000
          430 Smithfield Foods, Inc., Ser B                       8.000             10/15/09                           450,425
                                                                                                         ----------------------
                                                                                                                     1,741,731
                                                                                                         ----------------------

              GAMING    2.5%
          250 Caesars Entertainment                               8.875             09/15/08                           268,125
          520 Isle of Capri Casinos, Inc.                         7.000             03/01/14                           516,100
          405 Las Vegas Sands Corp.                               6.375             02/15/15                           390,825
          725 MGM Mirage, Inc.                                    6.000             10/01/09                           717,750
           60 MGM Mirage, Inc.                                    5.875             02/27/14                            56,850
          465 Station Casinos, Inc.                               6.000             04/01/12                           460,931
                                                                                                         ----------------------
                                                                                                                     2,410,581
                                                                                                         ----------------------

              HEALTHCARE    4.4%
          520 AmerisourceBergen Corp., 144A -
              Private Placement (a)                               5.625             09/15/12                           514,021
          200 Community Health Systems, Inc.                      6.500             12/15/12                           194,750
          205 Davita, Inc.                                        6.625             03/15/13                           205,512
          225 Fisher Scientific International, Inc.               6.125             07/01/15                           220,781
           38 Fresenius Medical Care Capital
              Trust II                                            7.875             02/01/08                           385,312
          240 Fresenius Medical Care Capital
              Trust IV                                            7.875             06/15/11                           255,600
          140 HCA, Inc.                                           8.700             02/10/10                           150,840
          355 HCA, Inc.                                           8.750             09/01/10                           386,830
          105 HCA, Inc.                                           6.300             10/01/12                           103,010
          240 Medcath Holdings Corp.                              9.875             07/15/12                           250,800
           50 National Nephrology Associates,
              Inc., 144A - Private Placement (a)                  9.000             11/01/11                            55,022
          260 Omnicare, Inc.                                      6.750             12/15/13                           260,000
          250 Res-Care, Inc.                                      7.750             10/15/13                           252,500
          120 Tenet Healthcare Corp.                              7.375             02/01/13                           110,100
          150 Tenet Healthcare Corp.                              9.875             07/01/14                           152,625
          480 Ventas Realty Ltd Partnership                       6.750             06/01/10                           487,200
          335 VWR International, Inc.                             6.875             04/15/12                           331,650
                                                                                                         ----------------------
                                                                                                                     4,316,553
                                                                                                         ----------------------

              HOME CONSTRUCTION    1.2%
           85 Goodman Global Holdings, Inc.
              (Floating Rate)                                     7.491             06/15/12                            86,912
           65 Interface, Inc.                                     7.300             04/01/08                            66,625
           75 Interface, Inc.                                    10.375             02/01/10                            82,500
          255 Interface, Inc.                                     9.500             02/01/14                           262,650
          360 Nortek, Inc.                                        8.500             09/01/14                           368,100
          140 Technical Olympic USA, Inc.                         9.000             07/01/10                           144,200
          115 Technical Olympic USA, Inc.                        10.375             07/01/12                           116,725
                                                                                                         ----------------------
                                                                                                                     1,127,712
                                                                                                         ----------------------

              INDEPENDENT ENERGY    0.7%
          240 Equistar Chemicals LP                              10.125             09/01/08                           256,200
          465 Massey Energy Co., 144A - Private
              Placement (a)                                       6.875             12/15/13                           458,025
                                                                                                         ----------------------
                                                                                                                       714,225
                                                                                                         ----------------------

              INTEGRATED ENERGY    2.6%
          370 Chaparral Energy, Inc., 144A -
              Private Placement (a)                               8.500             12/01/15                           386,650
          385 Chesapeake Energy Corp.                             7.500             09/15/13                           404,250
          100 Chesapeake Energy Corp.                             6.375             06/15/15                            98,875
          260 Chesapeake Energy Corp.                             6.625             01/15/16                           260,650
          350 El Paso Production Holding Co.                      7.750             06/01/13                           364,437
           60 Hanover Compressor Co.                              8.625             12/15/10                            63,225
           95 Hanover Equipment Trust                             8.750             09/01/11                            99,869
           91 Hanover Equipment Trust, Ser A                      8.500             09/01/08                            93,502
          435 Hilcorp Energy Finance Corp., 144A
              - Private Placement (a)                             7.750             11/01/15                           436,088
           50 MSW Energy Holdings LLC                             8.500             09/01/10                            53,250
          215 Pacific Energy Partners                             7.125             06/15/14                           219,838
                                                                                                         ----------------------
                                                                                                                     2,480,634

                                                                                                         ----------------------

              LODGING    1.0%
           33 HMH Properties, Inc.                                7.875             08/01/08                            33,413
          240 Host Marriott LP                                    7.125             11/01/13                           245,400
          500 Host Marriott LP                                    6.375             03/15/15                           494,375
          140 Starwood Hotels & Resorts
              Worldwide, Inc.                                     7.875             05/01/12                           152,950
                                                                                                         ----------------------
                                                                                                                       926,138
                                                                                                         ----------------------

              MEDIA-CABLE    2.4%
          400 Cablevision Systems Corp.
              (Floating Rate)                                     8.716             04/01/09                           421,500
          293 CCH I LLC                                          11.000             10/01/15                           245,021
          470 Echostar DBS Corp.                                  6.375             10/01/11                           461,775
          200 Echostar DBS Corp.                                  6.625             10/01/14                           194,250
          120 General Cable Corp.                                 9.500             11/15/10                           130,200
          295 Lin Television Corp.                                6.500             05/15/13                           278,775
          120 Lin Television Corp., Ser B                         6.500             05/15/13                           113,400
           45 PanAmSat Corp.                                      9.000             08/15/14                            47,588
          440 PanAmSat Holding Corp. (c)                       0/10.375             11/01/14                           319,000
        1,000 Park N View, Inc., Ser B (d) (e) (f)               13.000             05/15/08                                 0
          135 Renaissance Media Group (c)                      0/10.000             04/15/08                           135,338
                                                                                                         ----------------------
                                                                                                                     2,346,847
                                                                                                         ----------------------

              MEDIA-NONCABLE    1.5%
           45 Advanstar Communications, Inc.                     10.750             08/15/10                            49,163
          175 AMC Entertainment, Inc. (Floating Rate)             8.999             08/15/10                           181,563
          127 Dex Media East LLC                                 12.125             11/15/12                           145,733
          171 Dex Media West LLC, Ser B                           9.875             08/15/13                           190,024
          130 Houghton Mifflin Co.                                8.250             02/01/11                           135,200
          370 Houghton Mifflin Co.                                9.875             02/01/13                           399,600
          110 Nebraska Book Co., Inc.                             8.625             03/15/12                           101,750
          275 Primedia, Inc.                                      8.875             05/15/11                           269,500
                                                                                                         ----------------------
                                                                                                                     1,472,533
                                                                                                         ----------------------

              METALS    0.7%
           85 Foundation, PA Coal Co.                             7.250             08/01/14                            86,700
          390 UCAR Finance, Inc.                                 10.250             02/15/12                           418,275
          189 United States Steel Corp.                           9.750             05/15/10                           205,065
                                                                                                         ----------------------
                                                                                                                       710,040
                                                                                                         ----------------------

              NATURAL GAS PIPELINES    0.9%
          210 Colorado Interstate Gas Co., 144A
              - Private Placement (a)                             6.800             11/15/15                           214,701
           55 Northwest Pipeline Corp.                            8.125             03/01/10                            58,300
          105 Southern Natural Gas Co.                            8.875             03/15/10                           112,219
          470 Williams Cos., Inc.                                 7.875             09/01/21                           507,600
                                                                                                         ----------------------
                                                                                                                       892,820
                                                                                                         ----------------------

              NONCAPTIVE-CONSUMER FINANCE    0.3%
          255 Residential Capital Corp.                           6.375             06/30/10                           257,128
                                                                                                         ----------------------

              OIL FIELD SERVICES    1.1%

          225 Hanover Compressor Co.                              9.000             06/01/14                           243,000
          170 Hilcorp Energy Finance Corp., 144A
              - Private Placement (a)                            10.500             09/01/10                           188,063
          104 Magnum Hunter Resources, Inc.                       9.600             03/15/12                           112,060
          230 MSW Energy Holdings II LLC                          7.375             09/01/10                           238,050
          300 Pogo Producing Co.                                  6.875             10/01/17                           297,750
                                                                                                         ----------------------
                                                                                                                     1,078,923
                                                                                                         ----------------------

              PACKAGING    1.0%
          180 Crown Americas LLC, 144A - Private
              Placement (a)                                       7.625             11/15/13                           187,200
           65 Owens-Illinois, Inc.                                7.350             05/15/08                            65,975
          680 Owens-Illinois, Inc.                                7.500             05/15/10                           691,900
                                                                                                         ----------------------
                                                                                                                       945,075
                                                                                                         ----------------------

              PAPER    1.3%
          285 Covalence Specialty Material, 144A
              - Private Placement (a)                            10.250             03/01/16                           300,675
          230 Graham Packaging Co.                                8.500             10/15/12                           233,450
          285 Graham Packaging Co.                                9.875             10/15/14                           289,988
          350 Graphic Packaging International, Inc.               9.500             08/15/13                           329,000
           65 Pliant Corp. (d) (e)                               11.125             09/01/09                            68,738
          100 Pliant Corp. (d) (e)                               13.000             06/01/10                            41,500
           45 Pliant Corp. (d) (e)                               13.000             06/01/10                            18,675
                                                                                                         ----------------------
                                                                                                                     1,282,026
                                                                                                         ----------------------

              PHARMACEUTICALS    0.2%
          245 Warner Chilcott Corp., 144A -
              Private Placement (a)                               8.750             02/01/15                           244,388
                                                                                                         ----------------------

              RAILROADS    0.6%
          505 Amsted Industries, Inc., 144A -
              Private Placement (a)                              10.250             10/15/11                           559,288
                                                                                                         ----------------------

              REFINING    0.4%
          390 Vintage Petroleum, Inc.                             7.875             05/15/11                           405,647
                                                                                                         ----------------------

              RETAIL    1.7%
          210 Brown Shoe Co., Inc.                                8.750             05/01/12                           222,600
          480 JC Penny Co., Inc.                                  8.000             03/01/10                           519,158
          370 Linens 'N Things, Inc., 144A -
              Private Placement (Floating Rate)(a)               10.345             01/15/14                           372,775
          350 Petro Shopping Center Financial                     9.000             02/15/12                           353,500
          210 Rite Aid Corp.                                      8.125             05/01/10                           215,513
                                                                                                         ----------------------
                                                                                                                     1,683,546
                                                                                                         ----------------------

              SERVICES    0.4%
          280 Buhrmann US, Inc.                                   8.250             07/01/14                           292,600
          100 Buhrmann US, Inc.                                   7.875             03/01/15                           101,750
                                                                                                         ----------------------
                                                                                                                       394,350
                                                                                                         ----------------------

              SUPERMARKETS    0.9%
          110 Albertson's, Inc.                                   7.500             02/15/11                           111,926
          280 Albertson's, Inc.                                   7.250             05/01/13                           277,180
          225 Delhaize America, Inc.                              8.125             04/15/11                           244,021

          214 Kroger Co., 144A - Private
              Placement (a)                                       8.500             07/15/17                           230,339
                                                                                                         ----------------------
                                                                                                                       863,466
                                                                                                         ----------------------

              TECHNOLOGY    0.5%
          170 Iron Mountain, Inc.                                 7.750             01/15/15                           172,125
          235 Sungard Data Sys, Inc., 144A -
              Private Placement (a)                               9.125             08/15/13                           249,688
           20 Sungard Data Sys, Inc., 144A -
              Private Placement (Floating Rate) (a)               9.431             08/15/13                            21,200
                                                                                                         ----------------------
                                                                                                                       443,013
                                                                                                         ----------------------

              TOBACCO    0.6%
          570 RJ Reynolds Tobacco Holdings, Inc.                  6.500             07/15/10                           577,125
                                                                                                         ----------------------

              TRANSPORTATION SERVICES    1.1%
          640 Sonic Automotive, Inc.                              8.625             08/15/13                           643,200
          356 TRW Automotive, Inc.                                9.375             02/15/13                           386,705
                                                                                                         ----------------------
                                                                                                                     1,029,905
                                                                                                         ----------------------

              WIRELESS COMMUNICATIONS    1.5%
          185 American Tower Corp.                                7.500             05/01/12                           194,713
          190 American Tower Corp.                                7.125             10/15/12                           198,550
          250 Nextel Communications Inc., Ser E                   6.875             10/31/13                           258,146
          145 Rural Cellular Corp. (Floating Rate)                9.410             03/15/10                           149,350
          235 SBA Communications Corp. (c)                      0/9.750             12/15/11                           225,600
          123 SBA Communications Corp.                            8.500             12/01/12                           137,145
          250 UbiquiTel Operating Co.                             9.875             03/01/11                           274,375
                                                                                                         ----------------------
                                                                                                                     1,437,879
                                                                                                         ----------------------

              WIRELINE COMMUNICATIONS    0.3%
          250 Exodus Communications, Inc. (d) (e) (f)            11.250             07/01/08                                 0
          400 Exodus Communications, Inc. (d) (e) (f)            11.625             07/15/10                                 0
          300 Quest Communications International, Inc.
              (Floating Rate)                                     8.249             02/15/09                           308,250
                                                                                                         ----------------------
                                                                                                                       308,250
                                                                                                         ----------------------

TOTAL DOMESTIC CORPORATE BONDS    42.6%                                                                             41,383,290
                                                                                                         ----------------------


              FOREIGN BONDS AND DEBT SECURITIES (US$)   5.8%
              BERMUDA    0.5%
           25 Intelsat Subsidiary Hldg Co. Ltd                    8.250             01/15/13                            25,562
          270 Intelsat Subsidiary Hldg Co. Ltd                    8.625             01/15/15                           280,125
          205 Intelsat Subsidiary Hldg Co. Ltd
              (Floating Rate)                                     9.614             01/15/12                           209,356
                                                                                                         ----------------------
                                                                                                                       515,043
                                                                                                         ----------------------

              CANADA    3.0%
          139 Abitibi-Consolidated, Inc.                          8.550             08/01/10                           140,390
           80 Abitibi-Consolidated, Inc.                          7.750             06/15/11                            77,600
           60 Abitibi-Consolidated, Inc.                          6.000             06/20/13                            51,900
          398 CanWest Media, Inc.                                 8.000             09/15/12                           410,027
          500 CHC Helicopter Corp.                                7.375             05/01/14                           512,500
          285 Husky Oil Ltd. (Variable Rate
              Coupon) (b)                                         8.900             08/15/28                           302,678

           90 Jean Coutu Group (PJC), Inc.                        7.625             08/01/12                            87,975
          275 Jean Coutu Group (PJC), Inc.                        8.500             08/01/14                           253,687
          260 Nortel Networks Corp.                               4.250             09/01/08                           246,675
          685 Novelis, Inc.,144A - Private
              Placement (a)                                       7.250             02/15/15                           661,025
          170 Quebecor World Capital Corp., 144A
              - Private Placement (a)                             8.750             03/15/16                           166,649
                                                                                                         ----------------------
                                                                                                                     2,911,106
                                                                                                         ----------------------

              FRANCE    0.3%
          115 Compagnie Generale de Geophysique,
              SA                                                  7.500             05/15/15                           119,025
          125 Crown European Holdings SA (EUR)                    6.250             09/01/11                           161,327
                                                                                                         ----------------------
                                                                                                                       280,352
                                                                                                         ----------------------

              GERMANY    0.3%
          260 Cognis Deutschland, 144A - Private
              Placement (Variable Rate Coupon) (EUR) (a) (b)      7.226             11/15/13                           323,746
                                                                                                         ----------------------

              IRELAND    0.2%
          100 JSG Funding PLC (EUR)                              10.125             10/01/12                           136,333
                                                                                                         ----------------------

              LUXEMBOURG    1.2%
          345 Cablecom Luxembourg, 144A -
              Private Placement (EUR) (a)                         9.375             04/15/14                           475,575
          110 JohnsonDiversey, Inc. (EUR)                         9.625             05/15/12                           137,303
          140 SGL Carbon Luxembourg SA, 144A -
              Private Placement (EUR) (a)                         8.500             02/01/12                           187,049
          355 Wind Acquisition Finance SA, 144A
              - Private Placement (a)                            10.750             12/01/15                           385,175
                                                                                                         ----------------------
                                                                                                                     1,185,102
                                                                                                         ----------------------
              MEXICO    0.3%
          228 Axtel SA                                           11.000             12/15/13                           259,920
                                                                                                         ----------------------

TOTAL FOREIGN BONDS AND DEBT SECURITIES 5.8%                                                                         5,611,602
                                                                                                         ----------------------


              ASSET BACKED SECURITIES    0.4%
          303 Federal National Mortgage
              Association (Floating Rate) REMIC                   5.269             05/28/35                           303,360
           80 Federal National Mortgage
              Association (Floating Rate) REMIC                   5.280             05/28/35                            80,027
                                                                                                         ----------------------

TOTAL ASSET BACKED SECURITIES                                                                                          383,387
                                                                                                         ----------------------

              COLLATERALIZED MORTGAGE
              OBLIGATIONS    2.4%
          225 Federal Home Loan Mortgage Corp.
              (Floating Rate)                                     5.349             03/15/34                           226,353
          310 Federal Home Loan Mortgage Corp.
              (Floating Rate) REMIC                               4.968             09/25/45                           311,419
           86 Federal Home Loan Mortgage Corp.
              (Interest Only) (g)                                 3.251             03/15/32                             4,188
          531 Federal Home Loan Mortgage Corp.
              (Interest Only)                                     5.000       09/15/14 to 12/15/16                      40,214
           88 Federal Home Loan Mortgage Corp.
              (Interest Only)                                     6.000             05/15/30                             3,567
          266 Federal Home Loan Mortgage Corp.
              (Interest Only) REMIC (g)                           2.187             06/17/27                            10,737

          748 Federal National Mortgage
              Association (Floating Rate)                         4.868             11/25/28                           749,032
          301 Federal National Mortgage
              Association (Floating Rate)                         5.018             05/25/35                           301,989
          296 Federal National Mortgage
              Association (Floating Rate)                         5.176             12/18/32                           298,722
        5,020 Federal National Mortgage
              Association (Interest Only)                         1.519             03/25/36                           137,266
          245 Federal National Mortgage
              Association (Interest Only)                         5.500       06/25/26 to 05/25/27                       9,864
          259 Federal National Mortgage
              Association (Interest Only)                         6.000       11/25/32 to 07/25/33                      45,364
          641 Federal National Mortgage
              Association (Interest Only)                         6.500       06/01/31 to 05/25/33                     136,668
           44 Federal National Mortgage
              Association (Interest Only)                         7.000             04/01/32                            10,554
           37 Federal National Mortgage
              Association (Interest Only)                         8.000             05/01/30                             8,270
           24 Federal National Mortgage
              Association (Interest Only) REMIC                   6.000             08/25/32                             3,254
          110 Federal National Mortgage
              Association (Interest Only) REMIC                   7.000             04/25/33                            24,616
          110 Government National Mortgage
              Association (Interest Only) REMIC (g)               2.649             05/16/32                             4,157
          105 Government National Mortgage
              Association (Interest Only) REMIC (g)               3.249             05/16/32                             6,917
          251 Government National Mortgage
              Association (Interest Only) REMIC (g)               3.649             06/16/27                            10,463
                                                                                                         ----------------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  2.4%                                                                      2,343,614
                                                                                                         ----------------------

              MORTGAGE BACKED SECURITIES    18.2%
          348 Federal Home Loan Mortgage Corp.                    7.500       11/01/29 to 06/01/32                     364,526
           91 Federal Home Loan Mortgage Corp.
              (ARM)                                               3.542             07/01/34                            89,080
          239 Federal Home Loan Mortgage Corp.
              (ARM)                                               4.155             08/01/34                           236,636
        1,150 Federal Home Loan Mortgage Corp.,
              April                                               5.500               TBA                            1,142,454
          550 Federal National Mortgage
              Association (i)                                     0.250             04/25/36                           568,047
          864 Federal National Mortgage
              Association                                         6.500       06/01/15 to 01/01/34                     883,692
        3,919 Federal National Mortgage
              Association                                         7.000       03/01/15 to 12/01/35                   4,038,344
          538 Federal National Mortgage
              Association                                         7.500       03/01/15 to 09/01/35                     561,962
          875 Federal National Mortgage
              Association (ARM)                                   2.236             04/01/36                           913,691
          450 Federal National Mortgage
              Association (ARM)                                   3.267             03/01/36                           461,883
          112 Federal National Mortgage
              Association (ARM)                                   3.568             07/01/34                           111,283
          475 Federal National Mortgage
              Association (ARM)                                   4.038             03/01/36                           486,008
          143 Federal National Mortgage
              Association (ARM)                                   4.114             09/01/34                           141,527
          121 Federal National Mortgage
              Association (ARM)                                   4.143             10/01/34                           120,874
          425 Federal National Mortgage
              Association (ARM)                                   4.234             03/01/36                           438,592
          130 Federal National Mortgage
              Association (ARM)                                   4.251             10/01/34                           129,241
          404 Federal National Mortgage
              Association (ARM)                                   4.330             02/01/34                           398,882
          210 Federal National Mortgage
              Association (ARM)                                   4.648             07/01/33                           210,123
        1,379 Federal National Mortgage
              Association (ARM)                                   4.728             01/01/35                         1,366,802
          899 Federal National Mortgage
              Association (ARM)                                   5.416             01/01/36                           929,189
          896 Federal National Mortgage
              Association (ARM)                                   5.610             01/01/36                           925,411
          500 Federal National Mortgage
              Association, April                                  4.500               TBA                              461,250
        1,550 Federal National Mortgage
              Association, April                                  7.000               TBA                            1,596,500
          112 Government National Mortgage
              Association                                         7.000       07/15/29 to 01/15/30                     117,040
          310 Government National Mortgage
              Association                                         7.500       07/15/23 to 09/15/29                     326,506
          192 Government National Mortgage
              Association                                         8.000       03/15/17 to 10/15/22                     205,210
          113 Government National Mortgage
              Association                                         8.500       07/15/24 to 12/15/24                     123,188
          205 Government National Mortgage
              Association                                         9.000       08/15/16 to 12/15/24                     221,744
           68 Government National Mortgage
              Association                                         9.500       11/15/09 to 01/15/17                      74,057
                                                                                                         ----------------------

TOTAL MORTGAGE BACKED SECURITIES  18.2%                                                                             17,643,742
                                                                                                         ----------------------

              U.S. GOVERNMENT AND GOVERNMENT
              AGENCY OBLIGATIONS    3.6%
        1,100 Federal Home Loan Mortgage Corp.                    7.000             03/15/10                         1,173,273
          785 Federal National Mortgage
              Association                                         6.625             11/15/30                           924,023
        1,250 Federal National Mortgage
              Association                                         7.125             06/15/10                         1,343,449
          100 Federal National Mortgage
              Association                                         7.250             01/15/10                           107,234
                                                                                                         ----------------------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS                                                              3,547,979
                                                                                                         ----------------------

              UNITED STATES TREASURY
              OBLIGATIONS    8.0%
        1,600 United States Treasury Bonds                        5.250             02/15/29                         1,643,376
          840 United States Treasury Bonds                        6.125             08/15/29                           963,309
        1,230 United States Treasury Bonds                        6.375             08/15/27                         1,438,524
        1,810 United States Treasury Bonds                        7.625             02/15/25                         2,366,434
          180 United States Treasury Notes (i)                    3.875             02/15/13                           169,777
        1,000 United States Treasury Notes                        4.250             11/15/13                           960,782
          600 United States Treasury Notes (STRIPS)                 *               05/15/25                           227,833
                                                                                                         ----------------------

TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                             7,770,035
                                                                                                         ----------------------


DESCRIPTION                                                                                                      VALUE
EQUITIES    0.0%
              Doe Run Resources Corp. (1 Common Stock Warrant) (f) (j)                                                       0
              HF Holdings, Inc. (5,260 Common Stock Warrants) (f) (j)                                                        0
              Optel, Inc. (500 Common Shares) (f) (j)                                                                        0
              Park N View, Inc., 144A - Private Placement (1,000 Common
              Stock Warrants) (a) (e) (f) (j)                                                                                0
              XO Holdings, Inc. (148 Common Shares) (j)                                                                    584
              XO Holdings, Inc., Ser A (297 Common Stock Warrants) (j)                                                     134
              XO Holdings, Inc., Ser B  (223 Common Stock Warrants) (j)                                                     89
              XO Holdings, Inc., Ser C (223 Common Stock Warrants) (j)                                                      56
                                                                                                         ----------------------

TOTAL EQUITIES                                                                                                             863
                                                                                                         ----------------------

TOTAL LONG-TERM INVESTMENTS    81.0%
   (Cost $80,018,933)                                                                                               78,684,512
                                                                                                         ----------------------

SHORT-TERM INVESTMENTS    22.9%
REPURCHASE AGREEMENT    9.4%



              State Street Bank & Trust Co. ($9,123,000 par collateralized by
              U.S. Government obligations in a pooled cash account, interest rate
              of 4.72%, dated 03/31/06, to be sold on 04/03/06 at $9,126,588)                                        9,123,000
                                                                                                         ----------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS    13.6%

              Federal National Mortgage Association Discount Note ($13,000,000
              par, yielding 4.650%, 04/03/06 maturity)                                                              12,996,642
              Federal National Mortgage Association Discount Note ($92,000
              par, yielding 4.622%, 06/30/06 maturity)                                                                  90,937
              United States Treasury Bills ($100,000  par, yielding 4.261%,
              07/13/06 maturity) (h)                                                                                    98,781
                                                                                                         ----------------------
TOTAL                                                                                                               13,186,360
                                                                                                         ----------------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $22,309,365)                                                                                               22,309,360
                                                                                                         ----------------------

TOTAL INVESTMENTS    103.9%
   (Cost $102,328,298)                                                                                             100,993,872

LIABILITIES IN EXCESS OF OTHER ASSETS    (3.9%)                                                                    (3,785,174)
                                                                                                         ----------------------

NET ASSETS    100.0%                                                                                               $97,208,698
                                                                                                         ----------------------

              Percentages are calculated as a percentage of net assets.
*             Zero coupon bond
(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) Variable rate security. Interest rate shown is that in effect at March 31, 2005.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d)           Non-income producing as security is in default.
(e) This borrower has filed for protection in federal bankruptcy court.
(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.
(h) All or a portion of this security has been physically segregated in connection with open futures contracts.
(i)           Securities purchased on a when-issued or delayed delivery basis.
(j)           Non-income producing security.

ARM         - Adjustable Rate Mortgage
EUR         - Eurodollar
REMIC       - Real Estate Mortgage Investment Conduits
STRIPS      - Separate Trading of Registered Interest and Principal of
              Securities
TBA         - To be announced, maturity date has not yet been established.
              Upon settlement and delivery of the mortgage pools, maturity date will be assigned.


FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

                                                                                                              UNREALIZED
                                                                                                             APPRECIATION/
                                                                                            CONTRACTS        DEPRECIATION
LONG CONTRACTS:

U.S. Treasury Notes 10-Year Futures June 2006 (Current Notional Value of
$106,391 per contract)                                                                            120        $   (194,000)


SHORT CONTRACTS:


U.S. Treasury Notes 5-Year Futures June 2006 (Current Notional Value of
$104,438 per contract)                                                                             51              42,875

U.S. Treasury Notes 2-Year Futures June 2006 (Current Notional Value of
$203,859 per contract)                                                                             18               9,544

U.S. Treasury Bonds Futures June 2006 (Current Notional Value of $109,156
per contract)                                                                                      2                3,432
                                                                                           ----------        ------------

                                                                                                   71        $     55,851
                                                                                           ----------        ------------

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

                                                                                                          UNREALIZED
                                                                                                         APPRECIATION/
                                                             IN EXCHANGE FOR          CURRENT VALUE      DEPRECIATION
SHORT CONTRACTS:
Euro Currency
    874,000 expiring 6/27/06                                       US $             $       1,064,836  $        (11,492)
    125,000 expiring 6/27/06                                       US $                       152,294            (1,643)
    259,000 expiring 6/27/06                                       US $                       315,552            (3,374)
                                                                                   ------------------  ----------------
                                                                                    $       1,532,682  $        (16,509)
                                                                                   ------------------  ----------------


Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Income Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006